Taxes (Details 1) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Net deferred tax assets	R$ 2,501,396
Net deferred tax liabilities	(3,492,588)
Not later than one year [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Net deferred tax assets	685,149
Net deferred tax liabilities	(330,094)
Later than one year and not later than two years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Net deferred tax assets	369,650
Net deferred tax liabilities	(321,304)
2027
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Net deferred tax assets	189,706
Net deferred tax liabilities	(295,584)
2028
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Net deferred tax assets	114,916
Net deferred tax liabilities	(257,147)
2029
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Net deferred tax assets	86,995
Net deferred tax liabilities	(220,214)
Later Than Five Years And Not Later Than Eight Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Net deferred tax assets	164,470
Net deferred tax liabilities	(456,347)
Later Than Eight Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Net deferred tax assets	890,510
Net deferred tax liabilities	R$ (1,611,898)